Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Interest and dividend income:
Loans, including fees	$ 36,266	$ 33,481	$ 33,635
Securities:
Taxable	1,961	1,849	1,717
Tax exempt	445	526	555
Dividends	302	293	312
Other interest	374	185	136
	39,348	36,334	36,355
Interest expense:
Deposits	2,154	2,191	2,236
Other borrowed funds	664	478	474
Subordinated debentures	204	170	165
	3,022	2,839	2,875
Net interest income	36,326	33,495	33,480
Provision for loan losses	2,826	1,090	2,787
Net interest income after provision for loan losses	33,500	32,405	30,693
Noninterest income:
Service charges on deposit accounts	1,977	1,573	1,627
Trust fees	227	221	223
Income from bank owned life insurance and annuity assets	725	681	672
Mortgage banking income	227	242	228
Electronic refund check / deposit fees	2,048	2,371	3,133
Debit / credit card interchange income	2,594	2,399	2,174
Gain (loss) on other real estate owned	(467)	99	113
Gain on sale of securities		163
Gain on sale of ProAlliance Corporation			810
Other	908	848	813
	8,239	8,597	9,793
Noninterest expense:
Salaries and employee benefits	18,874	17,498	17,878
Occupancy	1,846	1,599	1,585
Furniture and equipment	922	801	757
Professional fees	1,362	1,375	1,151
Marketing expense	915	860	1,004
FDIC insurance	455	583	483
Data processing	1,455	1,259	1,127
Software	1,316	1,123	1,014
Foreclosed assets	357	347	185
Amortization of intangibles	68
Merger related expenses	930
Other	4,399	4,174	4,109
	32,899	29,619	29,293
Income before income taxes	8,840	11,383	11,193
Income tax benefit	1,920	2,809	3,120
NET INCOME	$ 6,920	$ 8,574	$ 8,073
Earnings per share (in dollars per share)	$ 1.59	$ 2.08	$ 1.97